Right to Use Assets and Leases payable - Summary of Amortization Expenses in the Financial Statements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Inventories and cost of products and services sold	R$ 48,134	R$ 15,044	R$ 2,165
Selling and marketing	244,974	8,920	11,689
General and administrative	6,950	75,370	57,369
Amortization expense	R$ 120,492	R$ 99,334	R$ 71,223